NUVEEN GLOBAL INFRASTRUCTURE FUND

SUPPLEMENT DATED OCTOBER 1, 2019

TO THE PROSPECTUS DATED APRIL 30, 2019

Jagdeep S. Ghuman has been named a portfolio manager of Nuveen Global Infrastructure Fund (the “Fund”). Jay L. Rosenberg and Tryg T. Sarsland will continue to serve as portfolio managers for the Fund.

Jagdeep S. Ghuman entered the financial services industry in 2004 and joined Nuveen Asset Management, LLC in 2011 as Vice President and Senior Research Analyst. He was named Senior Vice President and Director of Research–Asia in 2017 and Managing Director and Director of Research–Asia in March 2019.

The following is added to the end of the second paragraph of the section entitled “How We Manage Your Money – Who Manages the Funds”:

In rendering investment advisory services to Nuveen Global Infrastructure Fund, Nuveen Asset Management uses the portfolio management, research and other resources of Nuveen Hong Kong Limited (“NHK”), a foreign affiliate of Nuveen Asset Management that is not registered under the Investment Advisers Act of 1940, as amended. NHK provides services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the Securities and Exchange Commission permitting U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GIFP-1019P

NUVEEN GLOBAL INFRASTRUCTURE FUND

SUPPLEMENT DATED OCTOBER 1, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2019

Jagdeep S. Ghuman has been named a portfolio manager of Nuveen Global Infrastructure Fund (the “Fund”). Jay L. Rosenberg and Tryg T. Sarsland will continue to serve as portfolio managers for the Fund.

The following is added as a new section entitled “Service Providers—Participating Affiliate” after the section entitled “Service Providers—Sub-Adviser”:

Participating Affiliate

In rendering investment advisory services to Nuveen Global Infrastructure Fund, Nuveen Asset Management uses the portfolio management, research and other resources of Nuveen Hong Kong Limited (“NHK”), a foreign affiliate of Nuveen Asset Management that is not registered under the Investment Advisers Act of 1940, as amended. NHK provides services to the Fund through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC permitting U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GIFSAI-1019P